Related Parties - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Purchased service / interest	$ 21,141	$ 39,940	$ 46,175
Sold service	818	3,715	2,640
Receivables	1,548	1,111
Payables / loans	163,289	114,303
Alvogen Lux Holdings S.à r.l. [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	5,415	9,383	9,452
Sold service			1,134
Payables / loans	64,588
Aztiq Fjárfestingar ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	216	120
Payables / loans	20
Aztiq Consulting ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	442
Payables / loans	25
ATP Holdings ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,254
Receivables	765
Payables / loans	81,254
Fasteignafélagið Sæmundur hf. [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	7,189	7,762
Payables / loans		83,770
Fasteignafélagið Sæmundur hf. [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest			8,111
Fasteignafélagið Eyjólfur hf [member]
Disclosure of transactions between related parties [line items]
Sold service	196
Alvogen Iceland ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	465	454	2,268
Sold service	174	2,308	1,310
Receivables		109
Payables / loans	484	14
Alvogen ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		6	40
Sold service	68	2
Receivables	1	2
Payables / loans	0
Lotus Pharmaceuticals Co. Ltd [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest			3,060
Sold service	3	312
Receivables	2	295
Payables / loans	7,440	7,440
Lotus International Pte. Ltd [member]
Disclosure of transactions between related parties [line items]
Sold service	4
Receivables	3
Alvogen Emerging Markets [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	98	238	68
Payables / loans		16
Alvogen Korea co. Ltd [member]
Disclosure of transactions between related parties [line items]
Sold service	1	9
Alvogen Inc [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	585	89	67
Sold service	266	654
Receivables	12	301
Payables / loans	222
Alvotech & CCHN Biopharmaceutical Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Receivables	758	320
Adalvo Limited [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,218
Sold service	106
Payables / loans	349
Alvogen Malta Sh. Services [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	603	1,216	101
Sold service		151
Receivables	7
Payables / loans		283
Alvogen Spain SL [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	117	294	132
Payables / loans		23
Norwich Clinical Services Ltd [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	301	41	92
Payables / loans	31	17
Alvogen Pharma Pvt Ltd [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,159	491	218
Payables / loans		13
Flóki Fasteignir ehf. (HRJÁF ehf.) [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,516
Payables / loans	8,876
L41 ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	26	29
Lambahagavegur 7 ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest	$ 537	713
Payables / loans		12,661
Aztiq Pharma Partners S.à r.l. [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		16,048	19,471
Alvogen Aztiq AB [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		297
Payables / loans		43
Aztiq Investment Advisory AB [member]
Disclosure of transactions between related parties [line items]
Receivables		2
Alvogen UK [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		299	1,153
Receivables		17
Alvogen Malta (Outlicensing) Ltd [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		1,045	142
Sold service		279	185
Receivables		65
Payables / loans		229
HRJAF ehf [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest		1,415	1,083
Payables / loans		$ 9,794
Alvogen PB R&D LLC [member]
Disclosure of transactions between related parties [line items]
Sold service			7
Alvogen Malta Operations Ltd [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest			239
Alvogen Malta Group Services [member]
Disclosure of transactions between related parties [line items]
Purchased service / interest			478
Alvogen Malta LTD [member]
Disclosure of transactions between related parties [line items]
Sold service			$ 4